Reportable Operating Segments and Geographic Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Non-interest revenues									$ 27,927	$ 26,927	$ 25,586
Interest income									7,005	6,854	6,696
Interest expense									1,958	2,226	2,320
Total revenues, net of interest expense	8,547	8,301	8,245	7,881	8,141	7,862	7,965	7,587	32,974	31,555	29,962
Total provision									2,110	1,990	1,112
Pretax income from continuing operations	1,980	2,004	1,995	1,909	929	1,870	1,879	1,773	7,888	6,451	6,956
Income tax provision (benefit)									2,529	1,969	2,057
Income from continuing operations									5,359	4,482	4,899
Total shareholders' equity	19,496				18,886				19,496	18,886	18,794	16,230
U S Card Services [Member]
Segment Reporting Information [Line Items]
Non-interest revenues									12,123	11,469	10,804
Interest income									5,565	5,342	5,074
Interest expense									693	765	807
Total revenues, net of interest expense									16,995	16,046	15,071
Total provision									1,417	1,429	687
Pretax income from continuing operations									4,994	4,069	4,129
Income tax provision (benefit)									1,801	1,477	1,449
Income from continuing operations									3,193	2,592	2,680
Total shareholders' equity	9,300				8,700				9,300	8,700	8,800
International Card Services [Member]
Segment Reporting Information [Line Items]
Non-interest revenues									4,644	4,561	4,470
Interest income									1,118	1,147	1,195
Interest expense									361	402	426
Total revenues, net of interest expense									5,401	5,306	5,239
Total provision									444	330	268
Pretax income from continuing operations									643	659	762
Income tax provision (benefit)									12	25	39
Income from continuing operations									631	634	723
Total shareholders' equity	3,100				2,900				3,100	2,900	2,800
Global Commercial Services [Member]
Segment Reporting Information [Line Items]
Non-interest revenues									5,085	4,995	4,880
Interest income									13	11	9
Interest expense									245	257	264
Total revenues, net of interest expense									4,853	4,749	4,625
Total provision									159	136	76
Pretax income from continuing operations									1,244	960	1,075
Income tax provision (benefit)									384	316	337
Income from continuing operations									860	644	738
Total shareholders' equity	3,700				3,600				3,700	3,600	3,600
Global Network And Merchant Services [Member]
Segment Reporting Information [Line Items]
Non-interest revenues									5,229	5,005	4,713
Interest income									32	23	5
Interest expense									(252)	(243)	(224)
Total revenues, net of interest expense									5,513	5,271	4,942
Total provision									69	74	75
Pretax income from continuing operations									2,469	2,219	1,979
Income tax provision (benefit)									894	776	686
Income from continuing operations									1,575	1,443	1,293
Total shareholders' equity	2,000				2,000				2,000	2,000	2,000
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Non-interest revenues									846	897	719
Interest income									277	331	413
Interest expense									911	1,045	1,047
Total revenues, net of interest expense									212	183	85
Total provision									21	21	6
Pretax income from continuing operations									(1,462)	(1,456)	(989)
Income tax provision (benefit)									(562)	(625)	(454)
Income from continuing operations									(900)	(831)	(535)
Total shareholders' equity	$ 1,400				$ 1,700				$ 1,400	$ 1,700	$ 1,600